Distribution Date:	02/17/23	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Brian Hanson	(202) 715-9500	bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639JAA8	0.730200%	63,440,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639JAB6	2.071900%	87,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639JAC4	2.681800%	22,445,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639JAD2	2.875400%	185,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639JAE0	3.142500%	430,080,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46639JAF7	2.701800%	106,694,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46639JAH3	3.371500%	107,059,000.00	93,578,268.66	93,578,268.66	262,915.94	0.00	0.00	93,841,184.60	0.00	0.00%	21.63%
B	46639JAJ9	3.674200%	84,689,000.00	84,689,000.00	53,026,901.90	259,303.60	0.00	0.00	53,286,205.50	31,662,098.10	85.82%	15.00%
C	46639JAK6	4.219863%	55,926,000.00	55,926,000.00	0.00	196,666.69	0.00	0.00	196,666.69	55,926,000.00	60.77%	10.63%
D	46639JAL4	4.219863%	47,937,000.00	47,937,000.00	0.00	168,572.96	0.00	0.00	168,572.96	47,937,000.00	39.30%	6.88%
E	46639JAP5	3.500000%	30,360,000.00	30,360,000.00	0.00	88,550.00	0.00	0.00	88,550.00	30,360,000.00	25.70%	4.50%
F	46639JAR1	3.500000%	12,783,000.00	12,783,000.00	0.00	37,283.75	0.00	0.00	37,283.75	12,783,000.00	19.97%	3.50%
NR	46639JAT7	3.500000%	44,741,391.00	44,619,972.43	0.00	51,847.16	0.00	28,618.34	51,847.16	44,591,354.09	0.00%	0.00%
R	46639JAV2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,278,318,391.00	369,893,241.09	146,605,170.56	1,065,140.10	0.00	28,618.34	147,670,310.66	223,259,452.19

X-A	46639JAG5	0.848363%	1,001,882,000.00	93,578,268.66	0.00	66,156.91	0.00	0.00	66,156.91	0.00
X-B	46639JAM2	0.395885%	276,436,391.00	276,314,972.43	0.00	91,157.41	0.00	0.00	91,157.41	223,259,452.19
Notional SubTotal			1,278,318,391.00	369,893,241.09	0.00	157,314.32	0.00	0.00	157,314.32	223,259,452.19

Deal Distribution Total					146,605,170.56	1,222,454.42	0.00	28,618.34	147,827,624.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639JAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639JAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639JAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639JAD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639JAE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46639JAF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46639JAH3	874.08128845	874.08128845	2.45580418	0.00000000	0.00000000	0.00000000	0.00000000	876.53709263	0.00000000
B	46639JAJ9	1,000.00000000	626.13682887	3.06183330	0.00000000	0.00000000	0.00000000	0.00000000	629.19866216	373.86317113
C	46639JAK6	1,000.00000000	0.00000000	3.51655205	0.00000000	0.00000000	0.00000000	0.00000000	3.51655205	1,000.00000000
D	46639JAL4	1,000.00000000	0.00000000	3.51655214	0.00000000	0.00000000	0.00000000	0.00000000	3.51655214	1,000.00000000
E	46639JAP5	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
F	46639JAR1	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
NR	46639JAT7	997.28621379	0.00000000	1.15881869	1.74993285	58.82914324	0.00000000	0.63963903	1.15881869	996.64657476
R	46639JAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639JAG5	93.40248518	0.00000000	0.06603264	0.00000000	0.00000000	0.00000000	0.00000000	0.06603264	0.00000000
X-B	46639JAM2	999.56077212	0.00000000	0.32975908	0.00000000	0.00000000	0.00000000	0.00000000	0.32975908	807.63408675

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	01/01/23 - 01/30/23	30	0.00	262,915.94	0.00	262,915.94	0.00	0.00	0.00	262,915.94	0.00
B	01/01/23 - 01/30/23	30	0.00	259,303.60	0.00	259,303.60	0.00	0.00	0.00	259,303.60	0.00
C	01/01/23 - 01/30/23	30	0.00	196,666.69	0.00	196,666.69	0.00	0.00	0.00	196,666.69	0.00
D	01/01/23 - 01/30/23	30	0.00	168,572.96	0.00	168,572.96	0.00	0.00	0.00	168,572.96	0.00
E	01/01/23 - 01/30/23	30	0.00	88,550.00	0.00	88,550.00	0.00	0.00	0.00	88,550.00	0.00
F	01/01/23 - 01/30/23	30	0.00	37,283.75	0.00	37,283.75	0.00	0.00	0.00	37,283.75	0.00
NR	01/01/23 - 01/30/23	30	2,553,803.27	130,141.59	0.00	130,141.59	78,294.43	0.00	0.00	51,847.16	2,632,097.70
X-A	01/01/23 - 01/30/23	30	0.00	66,156.91	0.00	66,156.91	0.00	0.00	0.00	66,156.91	0.00
X-B	01/01/23 - 01/30/23	30	0.00	91,157.41	0.00	91,157.41	0.00	0.00	0.00	91,157.41	0.00
Totals			2,553,803.27	1,300,748.85	0.00	1,300,748.85	78,294.43	0.00	0.00	1,222,454.42	2,632,097.70

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	147,827,624.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,350,426.65	Master Servicing Fee	6,083.24
Interest Reductions due to Nonrecoverability Determination	(39,496.57)	Certificate Administration Fee	987.41
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	487.11
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,310,930.08	Total Fees	7,557.75

Principal		Expenses/Reimbursements
Scheduled Principal	146,633,788.90	Reimbursement for Interest on Advances	954.90
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	37,917.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	28,618.34
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	146,633,788.90	Total Expenses/Reimbursements	67,491.14

		Interest Reserve Deposit	42,045.10

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,222,454.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	146,605,170.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	147,827,624.98
Total Funds Collected	147,944,718.98	Total Funds Distributed	147,944,718.97

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	369,893,241.09	369,893,241.09	Beginning Certificate Balance	369,893,241.09
(-) Scheduled Principal Collections	146,633,788.90	146,633,788.90	(-) Principal Distributions	146,605,170.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	28,618.34
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	28,618.34
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	223,259,452.19	223,259,452.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	370,620,478.73	370,620,478.73	Ending Certificate Balance	223,259,452.19
Ending Actual Collateral Balance	224,147,704.75	224,147,704.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	121,418.74	0.00	UC / (OC) Change	0.00
Current Period Advances	28,618.34	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	150,037.08	0.00	Net WAC Rate	4.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	4	141,990,271.48	63.60%	(5)	4.4477	0.856686
$5,000,000 to $9,999,999	2	16,397,411.82	7.34%	(37)	4.5726	0.997706	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$10,000,000 to $19,999,999	2	30,379,942.64	13.61%	0	4.0780	2.232631	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$20,000,000 to $24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	50,889,238.07	22.79%	(2)	3.4000	1.570000
$25,000,000 to $49,999,999	1	27,776,351.03	12.44%	0	4.2460	1.290000	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999	2	148,705,746.70	66.61%	(1)	4.1130	1.004304	1.76 to 2.00	1	15,320,816.75	6.86%	1	4.2785	1.960000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	223,259,452.19	100.00%	(4)	4.1586	1.206508	2.26 or Greater	1	15,059,125.89	6.75%	(1)	3.8740	2.510000
							Totals	7	223,259,452.19	100.00%	(4)	4.1586	1.206508
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	15,059,125.89	6.75%	(1)	3.8740	2.510000
							Office	3	140,651,985.55	63.00%	(1)	4.3717	1.017260
California	1	15,320,816.75	6.86%	1	4.2785	1.960000
							Retail	4	82,607,466.64	37.00%	(8)	3.7957	1.528732
Florida	1	6,801,808.85	3.05%	(1)	4.2800	0.670000
							Totals	7	223,259,452.19	100.00%	(4)	4.1586	1.206508
Georgia	1	27,776,351.03	12.44%	0	4.2460	1.290000
Missouri	1	50,889,238.07	22.79%	(2)	3.4000	1.570000
New Mexico	1	9,595,602.97	4.30%	(63)	4.7800	1.230000
Pennsylvania	1	97,816,508.63	43.81%	(1)	4.4840	0.710000
Totals	7	223,259,452.19	100.00%	(4)	4.1586	1.206508

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.00000% or less	2	65,948,363.96	29.54%	(2)	3.5082	1.784646	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.15000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.15001% to 4.30000%	3	49,898,976.63	22.35%	0	4.2606	1.411201	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.45000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.45001% to 4.60000%	1	97,816,508.63	43.81%	(1)	4.4840	0.710000	49 months or greater	7	223,259,452.19	100.00%	(4)	4.1586	1.206508
	4.60001% to 4.75000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	223,259,452.19	100.00%	(4)	4.1586	1.206508
	4.75001% to 4.90000%	1	9,595,602.97	4.30%	(63)	4.7800	1.230000
	4.90001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	223,259,452.19	100.00%	(4)	4.1586	1.206508
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	223,259,452.19	100.00%	(4)	4.1586	1.206508	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	7	223,259,452.19	100.00%	(4)	4.1586	1.206508
	Totals	7	223,259,452.19	100.00%	(4)	4.1586	1.206508	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	223,259,452.19	100.00%	(4)	4.1586	1.206508
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	6	213,663,849.22	95.70%	(1)	4.1307	1.205453			No outstanding loans in this group
	13 months or greater	1	9,595,602.97	4.30%	(63)	4.7800	1.230000
	Totals	7	223,259,452.19	100.00%	(4)	4.1586	1.206508
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	30304275	OF	Pittsburgh	PA	Actual/360	4.484%	378,417.21	188,006.07	0.00	N/A	01/01/23	--	98,004,514.70	97,816,508.63	02/01/23
3	30304276	IN	Various	Various	Actual/360	4.469%	290,583.52	75,509,472.38	0.00	N/A	02/01/23	--	75,509,472.38	0.00	02/01/23
5	30304278	MH	Long Neck	DE	Actual/360	4.240%	179,123.37	49,059,962.54	0.00	N/A	02/01/23	--	49,059,962.54	0.00	02/01/23
6	30289570	RT	Des Peres	MO	Actual/360	3.400%	149,334.21	116,754.53	0.00	N/A	12/01/22	--	51,005,992.60	50,889,238.07	12/01/22
11	30304284	OF	Atlanta	GA	Actual/360	4.246%	101,774.72	59,258.91	0.00	N/A	02/01/23	--	27,835,609.94	27,776,351.03	01/01/23
22	30304295	RT	San Diego	CA	Actual/360	4.279%	56,564.88	32,284.88	0.00	N/A	03/01/23	--	15,353,101.63	15,320,816.75	02/01/23
23	30304296	OF	Scottsdale	AZ	Actual/360	3.874%	50,342.95	31,938.53	0.00	N/A	01/01/23	--	15,091,064.42	15,059,125.89	02/01/23
34	30304307	RT	Palm Harbor	FL	Actual/360	4.490%	37,578.51	9,719,277.24	0.00	N/A	02/01/23	--	9,719,277.24	0.00	02/01/23
35	30304308	RT	Valparaiso	IN	Actual/360	4.106%	42,080.22	11,900,000.00	0.00	N/A	02/01/23	--	11,900,000.00	0.00	02/01/23
38	30304311	RT	Sante Fe	NM	Actual/360	4.780%	0.00	0.00	0.00	N/A	11/01/17	--	9,595,602.97	9,595,602.97	07/01/17
40	30304313	RT	Miami Beach	FL	Actual/360	4.280%	25,130.49	16,833.82	0.00	N/A	01/06/23	--	6,818,642.67	6,801,808.85	01/06/23
Totals							1,310,930.08	146,633,788.90	0.00				369,893,241.09	223,259,452.19
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	8,610,604.35	7,281,902.01	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,982,229.48	15,195,340.99	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,542,886.56	7,364,315.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,832,531.58	15,877,237.78	01/01/22	06/30/22	--	0.00	0.00	263,577.73	527,422.36	0.00	0.00
11	2,642,926.77	3,006,882.82	01/01/22	09/30/22	--	0.00	0.00	160,374.47	160,374.47	0.00	0.00
22	2,471,039.82	2,256,226.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,730,197.14	2,681,176.82	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,870,308.53	1,850,856.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,660,738.39	1,672,142.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	3,380,479.62	0.00	--	--	--	0.00	0.00	(100.56)	1,173,359.02	108,776.45	28,618.34
40	0.00	362,772.17	01/01/22	06/30/22	--	0.00	0.00	41,920.27	41,920.27	0.00	0.00
Totals	52,723,942.24	57,548,854.13				0.00	0.00	465,771.91	1,903,076.12	108,776.45	28,618.34

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.158565%	4.133649%	(4)
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.239703%	4.215740%	(1)
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	4	94,291,407.43	4.184691%	4.162429%	0
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	9	118,793,087.56	4.203918%	4.180849%	1
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	1	3,767,289.96	4.235543%	4.212561%	3
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.239110%	4.216188%	4
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	3	150,124,595.57	4.239171%	4.216247%	5
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	1	14,255,601.98	4.104224%	4.083300%	6
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.118507%	4.097731%	7
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.118804%	4.098024%	8
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.119117%	4.098333%	9
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.119410%	4.098622%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30289570	12/01/22	1	5	263,577.73	527,422.36	0.00	51,122,406.29	04/06/20	4
11	30304284	01/01/23	0	5	160,374.47	160,374.47	0.00	27,835,609.94	01/31/23	98
38	30304311	07/01/17	66	5	(100.56)	1,173,359.02	1,458,425.47	10,174,594.58	04/26/17	7			05/16/18
40	30304313	01/06/23	0	5	41,920.27	41,920.27	301.54	6,818,642.67	01/30/23	98
Totals					465,771.91	1,903,076.12	1,458,727.01	95,951,253.48
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		207,938,635	112,875,635		85,467,398	9,595,603
0 - 6 Months		15,320,817	15,320,817		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	223,259,452	128,196,451	50,889,238	0	0	9,595,603
Jan-23	369,893,241	294,200,581	66,097,057	0	0	9,595,603
Dec-22	433,254,826	423,659,223	0	0	0	9,595,603
Nov-22	528,433,256	518,837,653	0	0	0	9,595,603
Oct-22	648,369,847	638,774,244	0	0	0	9,595,603
Sep-22	653,517,850	643,922,247	0	0	0	9,595,603
Aug-22	654,835,563	645,239,960	0	0	0	9,595,603
Jul-22	806,273,045	796,677,442	0	0	0	9,595,603
Jun-22	821,981,862	812,386,259	0	0	0	9,595,603
May-22	823,388,542	813,792,939	0	0	0	9,595,603
Apr-22	824,866,622	815,271,019	0	0	0	9,595,603
Mar-22	826,262,678	816,667,075	0	0	0	9,595,603
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30304275	97,816,508.63	97,816,508.63	155,540,000.00	11/27/12	4,793,069.01	0.71000	03/31/22	01/01/23	240
6	30289570	50,889,238.07	51,122,406.29	240,000,000.00	12/06/22	15,877,237.78	1.57000	06/30/22	12/01/22	240
11	30304284	27,776,351.03	27,835,609.94	48,300,000.00	11/01/12	2,487,361.82	1.29000	09/30/22	02/01/23	240
23	30304296	15,059,125.89	15,059,125.89	29,000,000.00	12/04/12	2,479,023.82	2.51000	09/30/22	01/01/23	240
38	30304311	9,595,602.97	10,174,594.58	6,300,000.00	03/14/22	3,076,403.62	1.23000	12/31/21	11/01/17	236
40	30304313	6,801,808.85	6,818,642.67	7,500,000.00	08/04/20	336,272.17	0.67000	06/30/22	01/06/23	238
Totals		207,938,635.44	208,826,888.00	486,640,000.00		29,049,368.22

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30304275	OF	PA	11/25/22	98

2/13/2023 - Loan transferred to Special Servicing effective 11/25/2022 for imminent maturity default. The Loan matured on 1/1/23. The subject is a 1,469,666 SF office property located in Pittsburgh, PA. Occupancy as of December 2022 was

67%. The Borrower signed a pre-negotiation agreement in December 2022. The special servicer is evaluating proposals provided by the Borrower while also reviewing rights and remedies outlined in the loan documents.

6	30289570	RT	MO	04/06/20	4
	2/13/2023 - Discussions are ongoing between Borrower and Special Servicer regarding a maturity extension. Loan matured on 12/1/2022. Special Servicer continues to monitor the Loan and the property.

11	30304284	OF	GA	01/31/23	98

2/13/2023 - Loan transferred to Special Servicing effective 1/31/2023 for imminent maturity default. The subject is a 311,343 SF office property located in Atlanta, GA. Files are under review to determine workout strategy going forward.

23	30304296	OF	AZ	11/18/22	98
	Special Servicer comments are not available for this cycle.

38	30304311	RT	NM	04/26/17	7

1/11/2023 - The subject is a 120,856 square foot, retail outlet center located in Santa Fe, NM. It was built in 1994 and is situated on a 16.48-acre site. Per the August 2022 inspection the property is in average to good condition. Most recent rent rol l reports the property is 52% leased to 18 tenants. The property became REO in March 2018 via a foreclosure sale. Strategy is to continue leasing efforts in an attempt to stabilize occupancy and evaluate alternative uses for the site.

40	30304313	RT	FL	01/30/23	98

2/13/2023 - Loan transferred to Special Servicing effective 1/30/2023 for maturity default. The subject is a 4,950 SF retail property located in Miami Beach, FL. Files are currently under review to determine workout strategy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30304294	15,075,202.98	4.30000%	15,075,202.98	4.30000%	8	05/18/20	05/18/20	05/20/20
21	30304294	0.00	4.30000%	0.00	4.30000%	8	05/20/20	05/18/20	05/18/20
29	30304302	0.00	4.43000%	0.00	4.43000%	8	12/01/21	12/03/21	12/17/21
46	30304319	0.00	4.05200%	0.00	4.05200%	8	07/22/20	05/01/20	07/28/20
46	30304319	0.00	4.05200%	0.00	4.05200%	8	07/28/20	05/01/20	07/22/20
46	30304319	0.00	4.05200%	0.00	4.05200%	8	09/23/21	02/25/21	09/23/21
Totals		15,075,202.98		15,075,202.98
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	21,098.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	10,980.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	193.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,248.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	2,065.72	0.00	0.00	0.00	0.00	39,496.57	954.90	0.00	0.00	0.00
40	0.00	0.00	331.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	37,917.90	0.00	0.00	0.00	0.00	39,496.57	954.90	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		78,369.37

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Supplemental Notes
None

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